Asset Quality (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Number of portfolio segments | segment	2
TDRs
Financing Receivable, Credit Quality Indicator [Line Items]
Recorded Investment - Subsequently defaulted TDRs	$ 100	$ 100	$ 100
Associated Allowance for TDRs	133	161	$ 230
Nonperforming | TDRs
Financing Receivable, Credit Quality Indicator [Line Items]
Troubled debt restructurings (TDRs)	900	900
Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Troubled debt restructurings (TDRs)	800	1,000
Federal Reserve Bank
Financing Receivable, Credit Quality Indicator [Line Items]
Loans pledged as collateral for the ability to borrow	16,900	17,300
Federal Home Loan Bank
Financing Receivable, Credit Quality Indicator [Line Items]
Loans pledged as collateral for the ability to borrow	$ 68,000	$ 63,200